UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Gold and Precious Metals Limited

(Exact name of registrant as specified in charter)

400 S. El Camino Real, Suite 710, San Mateo, CA	94402-1708

(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, NY 11245

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(650) 376-3135

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

ASA GOLD AND PRECIOUS METALS LIMITED

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2013 AND AUGUST 31, 2012	2013			2012
Name of Company	Shares / Principal Amount	Value	Percent of Net Assets	Shares / Principal Amount	Value	Percent of Net Assets

Common Shares

Gold and Silver investments Gold mining, exploration, development and royalty companies
Australia
CGA Mining Limited, (1)	—	$—	0.0%	1,343,700	$3,296,922	0.7%
Newcrest Mining Limited - ADRs	1,315,000	15,385,500	5.2	1,315,000	34,268,900	7.1
Silver Lake Resources Limited, (1)	1,550,000	1,351,910	0.5	1,550,000	4,751,733	1.0
Silver Lake Resources Limited - 144A, (1)(2)	1,750,000	1,526,350	0.5	—	—	—

		18,263,760	6.2		42,317,555	8.8

Canada
Agnico-Eagle Mines Limited	429,300	12,900,465	4.4	329,300	15,911,776	3.3
Alacer Gold Corp., (3)	1,343,400	4,130,792	1.4	1,343,400	8,063,397	1.7
Argonaut Gold Inc., (1)	430,000	2,970,865	1.0	—	—	—
B2Gold Corp., (1)	994,338	2,642,257	0.9	—	—	—
Barrick Gold Corporation	1,300,000	24,895,000	8.4	1,250,000	48,150,000	10.0
Belo Sun Mining Corp., (1)	2,600,000	1,924,646	0.6	—	—	—
Centerra Gold Inc.	625,000	3,944,434	1.3	625,000	4,752,611	1.0
Detour Gold Corporation, (1)	250,000	2,761,697	0.9	250,000	6,286,120	1.3
Eldorado Gold Corporation	650,000	5,557,500	1.9	650,000	8,632,000	1.8
Franco-Nevada Corporation	225,000	10,238,920	3.5	225,000	11,666,329	2.4
Goldcorp Inc.	982,400	28,980,800	9.8	1,182,400	48,608,464	10.1
IAMGOLD Corporation	—	—	—	600,000	7,860,000	1.6
Kinross Gold Corporation	1,000,000	5,500,000	1.9	1,325,000	11,792,500	2.5
New Gold Inc., (1)	600,000	4,044,000	1.4	—	—	—
Osisko Mining Corporation, (1)	1,292,400	6,414,778	2.2	692,400	6,718,307	1.4
Torex Gold Resources Inc., (1)	2,100,000	3,188,763	1.1	—	—	—
West Kirkland Mining Inc., (1)(2)	909,091	129,414	0.0	909,091	313,384	0.1
West Kirkland Mining Inc., C$1.50 Warrants, 11/22/2012, (1)(2)	—	—	—	454,545	—	—

		120,224,332	40.6		178,754,888	37.2

Channel Islands
Randgold Resources Limited - ADRs	419,700	32,744,994	11.0	444,700	45,790,759	9.5

Peru
Compañia de Minas Buenaventura S.A.A. - ADRs	909,000	11,480,670	3.9	909,000	31,505,940	6.6

South Africa
AngloGold Ashanti Limited	593,194	7,931,004	2.7	793,194	25,302,889	5.3
Gold Fields Limited	1,029,577	5,302,322	1.8	1,629,577	20,076,389	4.2
Harmony Gold Mining Company Limited	400,000	1,448,000	0.5	400,000	3,416,000	0.7
Sibanye Gold Limited, (1)	1,029,577	1,063,038	0.4	—	—	—

		15,744,364	5.3		48,795,278	10.2

United States
Newmont Mining Corporation	620,368	19,709,091	6.6	520,368	26,372,250	5.5
Royal Gold, Inc.	210,000	12,186,300	4.1	210,000	18,484,200	3.8

		31,895,391	10.8		44,856,450	9.3

Total gold mining, exploration, development and royalty companies (Cost $222,713,991 - 2013, $213,781,308 - 2012)		230,353,511	77.7		392,020,870	81.6

Silver mining, exploration and development companies
Canada
Tahoe Resources Inc., (1)	913,500	16,298,567	5.5	923,200	16,810,982	3.5

Total silver mining, exploration and development companies (Cost $6,621,104 - 2013, $6,709,422 - 2012)		16,298,567	5.5		16,810,982	3.5

Total gold and silver investments (Cost $229,335,095 - 2013, $220,490,730 - 2012)		246,652,078	83.2		408,831,852	85.1

UNAUDITED

ASA GOLD AND PRECIOUS METALS LIMITED
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

AUGUST 31, 2013 AND AUGUST 31, 2012	2013			2012
Name of Company	Shares / Principal Amount	Value	Percent of Net Assets	Shares / Principal Amount	Value	Percent of Net Assets

Platinum and Palladium investments Platinum and Palladium mining companies
South Africa
Anglo American Platinum Limited, (1)	220,100	$8,773,040	3.0%	345,100	$17,211,452	3.6%
Impala Platinum Holdings Limited	772,400	8,528,040	2.9	1,322,400	20,938,000	4.4

		17,301,080	5.8		38,149,452	7.9

Exchange traded funds
ETFS Palladium Trust, (1)	70,000	4,929,400	1.7	40,000	2,469,600	0.5
ETFS Platinum Trust, (1)	22,500	3,343,950	1.1	10,000	1,515,200	0.3

		8,273,350	2.8		3,984,800	0.8

Total platinum and palladium investments (Cost $8,733,391 - 2013, $5,801,107 - 2012)		25,574,430	8.6		42,134,252	8.8

Diamond mining, exploration and development companies
Canada
Stornoway Diamond Corporation, (1)	1,639,500	809,092	0.3	1,639,500	1,163,591	0.2

Total diamond mining, exploration and development companies (Cost $3,928,898 - 2013 & 2012)		809,092	0.3		1,163,591	0.2

Diversified mineral resources companies
Canada
NovaCopper Inc., (1)	205,861	391,136	0.1	205,861	508,477	0.1

United Kingdom
Anglo American plc	200,000	4,584,237	1.5	414,800	11,517,855	2.4

United States
Freeport-McMoRan Copper & Gold Inc.	550,000	16,621,000	5.6	300,000	10,833,000	2.3

Total diversified mineral resources companies (Cost $19,991,927 - 2013, $12,356,213 - 2012)		21,596,373	7.3		22,859,332	4.8

Total common shares (Cost $261,989,311 - 2013, $242,576,948 - 2012)		294,631,973	99.4		474,989,027	98.9

Total investments (Cost $261,989,311 - 2013, $242,890,333 - 2012), (4)		294,631,973	99.4		474,989,027	98.9
Cash, receivables, and other assets less liabilities		1,772,103	0.6		5,334,127	1.1

Net assets		$296,404,076	100.0%		$480,323,154	100.0%

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Non-income producing security 2012 only.

(4)	Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2013 were $100,534,008 and $67,891,346, respectively, resulting in net unrealized appreciation on investments of $32,642,663. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2012 were $263,569,419 and $31,157,340, respectively, resulting in net unrealized appreciation on investments of $232,412,079.

ADR - American Depository Receipt

Percentage totals may not equal 100% due to independent rounding.

The notes to consolidated financial statements form an integral part of these statements.

UNAUDITED

Notes to consolidated financial statements (Unaudited)

Nine months ended August 31, 2013 and 2012

1. Organization These consolidated financial statements include ASA Gold and Precious Metals Limited (the “Company”), and its wholly owned subsidiary, ASA Gold and Precious Metals Advisers, LLC. The Company is a closed-end management investment company registered under the Investment Company Act of 1940, as amended, and was organized as an exempted limited liability company under the laws of Bermuda. ASA Gold and Precious Metals Advisers, LLC is registered as an investment adviser with the state of California and is organized under the laws of Delaware.

2. Summary of significant accounting policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value”, that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded on the NYSE, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

B. Restricted securities

At August 31, 2013 and August 31, 2012, the Company held investments in restricted securities of 0.6% and 0.1% of net assets, respectively, valued in accordance with procedures approved by the Company’s Board of Directors as follows:

Restricted Securities August 31, 2013

Shares	Cost	Issuer	Value Per Unit	Value	Acquisition Date
1,750,000	$1,338,426	Silver Lake Resources Limited – 144A	$0.87	$1,526,350	08/27/2013
909,091	$1,008,370	West Kirkland Mining Inc.	$0.14	$129,414	11/22/2011

August 31, 2012

Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
909,091	$1,008,370	West Kirkland Mining Inc.	$0.34	$313,384	11/22/2011
454,545	$0	West Kirkland Mining Inc.,	$0.00	$0	11/22/2011
		C$1.50 Warrants, 11/22/2012

UNAUDITED

Notes to consolidated financial statements (continued)

Nine months ended August 31, 2013 and 2012

C. Fair value measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 and August 31, 2012 in valuing the Company’s investments at fair value:

Investments in Securities Measurements at August 31, 2013

Description (1)	Level 1	Level 2	Level 3	Total

Common Shares and Warrants
Gold and silver investments	$229,251,950	$17,400,128	$—	$246,652,078

Platinum and palladium investments	25,574,430	—	—	25,574,430

Diamond mining, exploration and development companies	809,092	—	—	809,092

Diversified mineral resources companies	17,012,136	4,584,237	—	21,596,373

Total	$272,647,608	$21,984,365	$—	$294,631,973

Transfers in and out of levels are recognized at the end of the period. There were no transfers in and out of Levels 1, 2, & 3 at August 31, 2013.

(1) See consolidated schedules of investments for country classifications.

UNAUDITED

Notes to consolidated financial statements (continued)

Nine months ended August 31, 2013 and 2012

Investments in Securities
Measurements at August 31, 2012

Description (1)	Level 1	Level 2	Level 3	Total

Common Shares and Warrants
Gold and silver investments	$359,723,190	$49,108,662	$—	$408,831,852

Platinum and palladium investments	42,134,252	—	—	42,134,252

Diamond mining, exploration and development companies	1,163,591	—	—	1,163,591

Diversified mineral resources companies	11,341,477	11,517,855	—	22,859,332

Total	$414,362,510	$60,626,517	$—	$474,989,027

(1) See consolidated schedules of investments for country classifications.

UNAUDITED

Item 2. Controls and Procedures.

(a)

The registrant’s President and Chief Executive Officer and its Chief Financial Officer and Treasurer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Gold and Precious Metals Limited

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 20, 2013

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 20, 2013

By	/s/ Rodney D. Yee

Rodney D. Yee
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: September 20, 2013